Schedule of financial information in Joint Venture (Details) - CAD ($)	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Current Assets	$ 292,144	$ 1,154,723
Non-current assets	35,771,486	32,115,558
Current liabilities	(10,339,806)	(10,657,035)
Non-current liabilities	(10,297,153)	(10,232,250)
Net Assets	$ 15,426,671	$ 12,380,996